Financing Income, Net	12 Months Ended
Dec. 31, 2023
Financing Income, Net [Abstract]
Financing Income, net

Note 13 — Financing Income, net

	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Finance Income:
Revaluation of warrants and pre-funded warrants	$4,036	$1,166	$2,732
Deposit interest	178	91	-
Exchange rates	17	-	-
	$4,231	$1,257	$2,732
Finance Expenses:
Day 1 loss from issuance of financial instruments (refer to Note 16)	$(1,659)	$-	$-
Issuance costs	(530)	-	(1,152)
Exchange rates	-	(23)	(32)
Interest expenses on lease liability	(11)	(15)	-
Bank fees	(9)	(7)	(2)
	$(2,209)	$(45)	$(1,186)

Total financing income, net	$2,022	$1,212	$1,546